Financial Instruments (Details) - Schedule of financial instruments measured at fair value - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Financial asset
Convertible debt instrument and warrant (see Note 19B (1))	$ 431	$ 187
Level 2 [Member]
Financial asset
Convertible debt instrument and warrant (see Note 19B (1))	$ 431	$ 187